Revenue From Contract With Customer - Summary of contract costs (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Balance	$ 3,050
Incremental costs of obtaining and contract fulfilment costs	19,519
Amortization included in operating costs	(6,930)
Foreign currency translation	159
Balance	$ 15,798